Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	$ (11)	$ 121
Comprehensive income attributable to noncontrolling interests	1	1
Comprehensive (loss) income attributable to CNH Industrial N.V.	(12)	120
CNH Industrial N.V. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(12)	120
Comprehensive income attributable to noncontrolling interests	0
Comprehensive (loss) income attributable to CNH Industrial N.V.	(12)	120
Case New Holland Industrial Inc. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	24	168
Comprehensive income attributable to noncontrolling interests	0
Comprehensive (loss) income attributable to CNH Industrial N.V.	24	168
Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(28)	623
Comprehensive income attributable to noncontrolling interests	0
Comprehensive (loss) income attributable to CNH Industrial N.V.	(28)	623
All Other Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(269)	23
Comprehensive income attributable to noncontrolling interests	1	1
Comprehensive (loss) income attributable to CNH Industrial N.V.	(270)	22
Eliminations [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	274	(813)
Comprehensive income attributable to noncontrolling interests	0
Comprehensive (loss) income attributable to CNH Industrial N.V.	$ 274	$ (813)